SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 73,686,733	$ 2,195,954	$ 12,139,500
Cost of sales	(72,532,882)	(958,438)	(5,782,664)
Gross Profit	1,153,851	1,237,516	6,356,836
Diamond Trading [Member]
Segment Reporting Information [Line Items]
Revenue	15,152,777
Cost of sales	(13,901,688)
Gross Profit	1,251,089
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Revenue	58,118,001	1,149,163
Cost of sales	(58,081,952)	(50,804)
Gross Profit	36,049	1,098,359
Information Service [Member]
Segment Reporting Information [Line Items]
Revenue	415,955	884,329	1,608,519
Cost of sales	(549,242)	(826,096)	(1,301,438)
Gross Profit	(133,287)	58,233	307,081
Interactive Toys Animation Series [Member]
Segment Reporting Information [Line Items]
Revenue		6,903	657,619
Cost of sales		(3,420)	(140,450)
Gross Profit		3,483	517,169
Interactive Toys Game Series [Member]
Segment Reporting Information [Line Items]
Revenue		155,559	8,723,480
Cost of sales		(78,118)	(4,340,776)
Gross Profit		77,441	4,382,704
Mobile Game [Member]
Segment Reporting Information [Line Items]
Revenue			1,149,882
Cost of sales
Gross Profit			$ 1,149,882